CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares
Allowance For Doubtful Accounts And Financing Receivable Current	¥ 43,820	$ 6,716	¥ 28,516
Accounts payable	16,592	2,543	19,996
Deferred revenue and customer deposits	71,141	10,903	39,638
Accrued liabilities and other current liabilities	109,136	16,725	96,277
Amount due to related parties			56
Other non-current liabilities | ¥			¥ 64
Class A Common Shares
Common shares, par value per share | $ / shares		$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	61,392,170	61,392,170	60,106,037
Common shares, shares outstanding	61,392,170	61,392,170	60,106,037
Treasury stock	0	0	81,930
Class B Common Shares
Common shares, par value per share | $ / shares		$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Accounts payable	¥ 16,564	$ 2,539	¥ 19,974
Deferred revenue and customer deposits	104,681	16,043	73,820
Accrued liabilities and other current liabilities	66,772	$ 10,233	72,580
Amount due to related parties | ¥	0		56
Other non-current liabilities | ¥	¥ 0		¥ 64